Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown. For information regarding the compensation decisions made by the Compensation Committee with respect to the PEO’s or non-PEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the Proxy Statement reporting compensation for the fiscal years presented in the Pay Versus Performance table.
Year (a)	Summary Compen- sation Table Total for PEO (b)	Compen- sation Actually Paid to PEO (c)	Average Summary Compen- sation Total for Non-PEO NEOs (d)	Average Compen- sation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment Based on CXW TSR (f)	Value of Initial Fixed $100 Investment Based on Peer Group TSR (g)	Net Income (Loss) (in thousands) (h)	Normalized FFO (in thousands) (i)
2020	$4,405,451	$1,440,049	$1,804,908	$645,024	$40	$92	$54,157	$271,768
2021	$5,445,316	$7,174,536	$2,243,222	$2,892,714	$61	$126	$(51,896)	$225,484
2022	$5,159,741	$5,286,571	$2,126,404	$2,223,381	$71	$91	$122,320	$165,216
Explanation of information in the columns of the table:
Columns (b) and (d)
Reflects compensation amounts reported in the Summary Compensation Table for the PEO, our CEO, and the Non-PEO NEOs, respectively, for the years shown.
Columns (c) and (e)
Below is an explanation of the amounts added to and deducted from the Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:
	PEO			Non-PEO NEOs (avg)
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$4,405,451	$5,445,316	$5,159,741	$1,804,908	$2,243,222	$2,126,404
Less grant date fair value of stock awards	(2,600,000)	(2,600,002)	(2,600,005)	(1,000,003)	(999,993)	(999,996)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	947,738	3,312,666	2,674,182	373,274	1,280,383	1,052,904
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	(1,300,015)	920,210	55,790	(526,071)	326,533	46,397
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	(13,125)	96,346	(3,137)	(7,084)	42,569	(2,328)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—	—
Compensation Actually Paid	$1,440,049	$7,174,536	$5,286,571	$645,024	$2,892,714	$2,223,381
Principal Executive Officer and Non-PEO Named Executive Officers (Non-PEO NEOs)
Damon T. Hininger served as PEO for each of the years in the table. The Non-PEO NEOs included in columns (d) and (e) are as follows:
Fiscal 2022	Fiscal 2021	Fiscal 2020
David M. Garfinkle	David M. Garfinkle	David M. Garfinkle
Patrick D. Swindle	Patrick D. Swindle	Patrick D. Swindle
Anthony L. Grande	Anthony L. Grande	Anthony L. Grande
Lucibeth N. Mayberry	Lucibeth N. Mayberry	Lucibeth N. Mayberry
Stock awards for our PEO and Non-PEO NEOs consist of a combination of time-based RSUs and performance-based RSUs. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards. Our Compensation Committee did not grant stock options to our PEO or Non-PEO NEOs in fiscal years 2020-2023. Additionally, neither our PEO, nor our Non-PEO NEOs, participate in a defined benefit or actuarial pension plan.
Columns (f) and (g)
As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Columns (f) and (g) represent the cumulative total shareholder return of the Company and the FTSE NAREIT All Equity REITs Index, respectively, over the applicable measurement period.
Column (h) and (i)
The dollar amounts reported in columns (h) and (i) represent the amount of net income attributable to common stockholders reflected in the Company’s audited financial statements and the Company-selected measure of Normalized FFO, respectively, for the applicable year. The Company believes Normalized FFO is the financial performance measure most closely linked to the calculation of compensation actually paid. Normalized FFO is defined in Appendix A to this Proxy Statement. Amounts in these columns are in thousands.

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote [Text Block]
Principal Executive Officer and Non-PEO Named Executive Officers (Non-PEO NEOs)
Damon T. Hininger served as PEO for each of the years in the table. The Non-PEO NEOs included in columns (d) and (e) are as follows:
Fiscal 2022	Fiscal 2021	Fiscal 2020
David M. Garfinkle	David M. Garfinkle	David M. Garfinkle
Patrick D. Swindle	Patrick D. Swindle	Patrick D. Swindle
Anthony L. Grande	Anthony L. Grande	Anthony L. Grande
Lucibeth N. Mayberry	Lucibeth N. Mayberry	Lucibeth N. Mayberry

Peer Group Issuers, Footnote [Text Block]
As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Columns (f) and (g) represent the cumulative total shareholder return of the Company and the FTSE NAREIT All Equity REITs Index, respectively, over the applicable measurement period.

PEO Total Compensation Amount	$ 5,159,741	$ 5,445,316	$ 4,405,451
PEO Actually Paid Compensation Amount	$ 5,286,571	7,174,536	1,440,049
Adjustment To PEO Compensation, Footnote [Text Block]
Below is an explanation of the amounts added to and deducted from the Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:
	PEO			Non-PEO NEOs (avg)
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$4,405,451	$5,445,316	$5,159,741	$1,804,908	$2,243,222	$2,126,404
Less grant date fair value of stock awards	(2,600,000)	(2,600,002)	(2,600,005)	(1,000,003)	(999,993)	(999,996)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	947,738	3,312,666	2,674,182	373,274	1,280,383	1,052,904
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	(1,300,015)	920,210	55,790	(526,071)	326,533	46,397
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	(13,125)	96,346	(3,137)	(7,084)	42,569	(2,328)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—	—
Compensation Actually Paid	$1,440,049	$7,174,536	$5,286,571	$645,024	$2,892,714	$2,223,381

Non-PEO NEO Average Total Compensation Amount	$ 2,126,404	2,243,222	1,804,908
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,223,381	2,892,714	645,024
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Below is an explanation of the amounts added to and deducted from the Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:
	PEO			Non-PEO NEOs (avg)
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$4,405,451	$5,445,316	$5,159,741	$1,804,908	$2,243,222	$2,126,404
Less grant date fair value of stock awards	(2,600,000)	(2,600,002)	(2,600,005)	(1,000,003)	(999,993)	(999,996)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	947,738	3,312,666	2,674,182	373,274	1,280,383	1,052,904
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	(1,300,015)	920,210	55,790	(526,071)	326,533	46,397
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	(13,125)	96,346	(3,137)	(7,084)	42,569	(2,328)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—	—
Compensation Actually Paid	$1,440,049	$7,174,536	$5,286,571	$645,024	$2,892,714	$2,223,381

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Below are graphs showing the relationship of “compensation actually paid” to our PEO and Non-PEO NEOs in 2020, 2021, and 2022 to (1) TSR of both the Company and the FTSE NAREIT All Equity REITs Index, (2) the Company’s net income, and (3) the Company’s Normalized FFO.

Compensation Actually Paid vs. Net Income [Text Block]
Below are graphs showing the relationship of “compensation actually paid” to our PEO and Non-PEO NEOs in 2020, 2021, and 2022 to (1) TSR of both the Company and the FTSE NAREIT All Equity REITs Index, (2) the Company’s net income, and (3) the Company’s Normalized FFO.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Below are graphs showing the relationship of “compensation actually paid” to our PEO and Non-PEO NEOs in 2020, 2021, and 2022 to (1) TSR of both the Company and the FTSE NAREIT All Equity REITs Index, (2) the Company’s net income, and (3) the Company’s Normalized FFO.

Total Shareholder Return Vs Peer Group [Text Block]
Below are graphs showing the relationship of “compensation actually paid” to our PEO and Non-PEO NEOs in 2020, 2021, and 2022 to (1) TSR of both the Company and the FTSE NAREIT All Equity REITs Index, (2) the Company’s net income, and (3) the Company’s Normalized FFO.

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and Non-PEO NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Normalized FFO
Adjusted EBITDA

Total Shareholder Return Amount	$ 71	61	40
Peer Group Total Shareholder Return Amount	91	126	92
Net Income (Loss)	$ 122,320,000	$ (51,896,000)	$ 54,157,000
Company Selected Measure Amount	165,216,000	225,484,000	271,768,000
PEO Name	Damon T. Hininger	Damon T. Hininger	Damon T. Hininger
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FFO
Non-GAAP Measure Description [Text Block]
The dollar amounts reported in columns (h) and (i) represent the amount of net income attributable to common stockholders reflected in the Company’s audited financial statements and the Company-selected measure of Normalized FFO, respectively, for the applicable year. The Company believes Normalized FFO is the financial performance measure most closely linked to the calculation of compensation actually paid. Normalized FFO is defined in Appendix A to this Proxy Statement. Amounts in these columns are in thousands.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,600,005)	$ (2,600,002)	$ (2,600,000)
PEO [Member] | Year-End Fair Value of Awards Granted During the Covered Fiscal Year That Are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,674,182	3,312,666	947,738
PEO [Member] | Change in Fair Value as of Fiscal Year-end Compared to Prior Year-end Fair Value for Unvested and Outstanding Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,790	920,210	(1,300,015)
PEO [Member] | Change in Fair Value as of Vesting Date Compared to Prior Year-end Fair Value for Vested and Outstanding Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,137)	96,346	(13,125)
PEO [Member] | Amount Equal to the Fair Value at End of the Prior Fiscal Year for Any Awards Granted in Any Prior Fiscal Year That Fail to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Paid on Unvested Equity Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(999,996)	(999,993)	(1,000,003)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During the Covered Fiscal Year That Are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,052,904	1,280,383	373,274
Non-PEO NEO [Member] | Change in Fair Value as of Fiscal Year-end Compared to Prior Year-end Fair Value for Unvested and Outstanding Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,397	326,533	(526,071)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date Compared to Prior Year-end Fair Value for Vested and Outstanding Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,328)	42,569	(7,084)
Non-PEO NEO [Member] | Amount Equal to the Fair Value at End of the Prior Fiscal Year for Any Awards Granted in Any Prior Fiscal Year That Fail to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Paid on Unvested Equity Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0